Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. - Financial performance and cash flow information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Revenue	$ 73,096	$ 3,935
Operating loss	(10,918,113)	(145,503)
Loss on discontinued operation	(3,747,034)	(1,525,935)
Effects of exchange rate changes on cash and cash equivalents	(1,148,913)	24,922
Bophelo Bio Science and Wellness (Pty) Ltd.
Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Revenue	32,802
Operating expenses	(1,311,825)	(1,385,676)
Other (expense) income	(129,669)	(140,259)
Operating loss	(1,408,692)	(1,525,935)
Loss on loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(2,338,342)
Loss on discontinued operation	(3,747,034)	(1,525,935)
Exchange differences on translation of discontinued operations	(83,437)	(185,608)
Other comprehensive income from discontinued operations	(83,437)	(185,608)
Cash flows provided by (used in) operating activities	316,746	(1,066,276)
Cash flows used in investing activities	(213,669)	(483,580)
Cash flows (used in) provided by financing activities	(100,857)	3,458,087
Effects of exchange rate changes on cash and cash equivalents	(22,186)	25,117
Net change in cash (used in) provided by the subsidiary	(19,966)	$ 1,933,348
Carrying amount of net assets immediately prior to loss of control of subsidiary	2,571,054
Reclassification of foreign currency translation reserve	(232,712)
Loss on loss of control of subsidiary	$ (2,338,342)